Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000002879
Account Value [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class AAA
C000002881
Account Value [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class C
C000034312
Account Value [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class I
C000002878
Account Value [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,790	$ 13,484	$ 14,889	$ 16,007	$ 22,537	$ 20,143	$ 24,090	$ 30,006	$ 34,555	$ 42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	50,000		58,950	67,421	74,446	80,037	112,685	100,717	120,448	150,030	172,775	211,338
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
Philadelphia Gold & Silver Index
Account Value [Line Items]
Accumulated Value	10,000		8,273	8,411	8,753	13,502	14,943	11,968	13,198	15,374	23,294	36,418
NYSE Arca Gold Miners Index
Account Value [Line Items]
Accumulated Value	10,000		7,947	8,138	9,475	13,653	12,852	10,679	11,942	13,904	21,563	32,286
Philadelphia Gold & Silver Index
Account Value [Line Items]
Accumulated Value	10,000		8,273	8,411	8,753	13,502	14,943	11,968	13,198	15,374	23,294	36,418
NYSE Arca Gold Miners Index
Account Value [Line Items]
Accumulated Value	10,000		7,947	8,138	9,475	13,653	12,852	10,679	11,942	13,904	21,563	32,286
Philadelphia Gold & Silver Index
Account Value [Line Items]
Accumulated Value	50,000		41,365	42,056	43,767	67,511	74,716	59,840	65,992	76,868	116,471	182,090
NYSE Arca Gold Miners Index
Account Value [Line Items]
Accumulated Value	50,000		39,735	40,689	47,374	68,267	64,262	53,393	59,708	69,522	107,816	161,432
Philadelphia Gold & Silver Index
Account Value [Line Items]
Accumulated Value	10,000		8,273	8,411	8,753	13,502	14,943	11,968	13,198	15,374	23,294	36,418
NYSE Arca Gold Miners Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 7,947	$ 8,138	$ 9,475	$ 13,653	$ 12,852	$ 10,679	$ 11,942	$ 13,904	$ 21,563	$ 32,286